INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Income (loss) per share attributable to equity holders of the Company:
Schedule of Details of Number of Shares and Income (Loss)
Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2018		2017		2016
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands

For the computation of basic income (loss)	40,275,374	$22,296	37,970,697	$6,901	36,418,833	$(6,733)
Effect of potential dilutive ordinary shares	170,043	-	74,400	-	-	-

For the computation of diluted income (loss)	40,445,417	$22,296	38,045,097	$6,901	36,418,833	$(6,733)